Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2008
Derivative Instrument Detail [Abstract]
Floating-rate subordinated note				$ 25,000,000
Interest Rate Derivative Liabilities, at Fair Value	0	(800,000)
Change in fair value of interest rate swap, tax expense (benefit)	550,000	512,000	(98,000)
Change in fair value of interest rate swap, tax expense (benefit)	296,000	276,000	(53,000)
Mortgage loan interest rate lock commitments outstanding	28,900,000	17,200,000
Fair value of the derivative instruments	372,000	251,000
Fair value of the swap liability	$ 135,000	$ 700,000